Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Non-controlling interest in subsidiary [Member]
Balance at Dec. 31, 2009	$ (753,576)	$ 568	$ 829,009	$ (48,916)	$ (1,533,421)	$ (306)	$ (510)
Treasury stock shares at Dec. 31, 2009	209,859
Common stock shares at Dec. 31, 2009	58,313,868
Net loss	(26,044)				(26,044)
Gain (loss) on derivative instruments, net of income taxes of $0	(12,691)			(12,691)
Net actuarial loss and prior service cost, net of income taxes of $0	1,007			(1,007)
Disposal of non wholly owned subsidiary	(596)						(596)
Non-cash compensation expense	1,715		1,715
Stock issued by non wholly owned subsidiary	82		63				19
Purchase of treasury stock	(4)					(4)
Purchase of treasury stock shares	25,402
Balance at Dec. 31, 2010	(792,121)	568	830,787	(62,614)	(1,559,465)	(310)	(1,087)
Common stock shares at Dec. 31, 2010	58,313,868
Treasury Stock Shares at Dec. 31, 2010	235,261
Net loss	(21,649)				(21,649)
Gain (loss) on derivative instruments, net of income taxes of $0	11,052			11,052
Net actuarial loss and prior service cost, net of income taxes of $0	2,797			(2,797)
Disposal of non wholly owned subsidiary	(579)						(579)
Non-cash compensation expense	462		462
Purchase of treasury stock shares	1,576
Balance at Jan. 01, 2012	(805,632)	568	831,249	(54,359)	(1,581,114)	(310)	(1,666)
Common stock shares at Jan. 01, 2012	58,313,868
Treasury Stock Shares at Jan. 01, 2012	236,837
Net loss	(29,803)				(29,803)
Gain (loss) on derivative instruments, net of income taxes of $0	4,364			4,364
Net actuarial loss and prior service cost, net of income taxes of $0	2,647			(2,647)
Disposal of non wholly owned subsidiary	(536)						(536)
Non-cash compensation expense	95		95
Balance at Dec. 30, 2012	$ (834,159)	$ 568	$ 831,344	$ (52,642)	$ (1,610,917)	$ (310)	$ (2,202)
Common stock shares at Dec. 30, 2012	58,313,868
Treasury Stock Shares at Dec. 30, 2012	236,837